Subsequent Events - Additional Information (Details) - USD First Lien Term Loan - USD ($) $ in Thousands		12 Months Ended
	Feb. 21, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Repayment of long-term debt		$ 485,750
Prepayment Of Loan
Disclosure of non-adjusting events after reporting period [line items]
Repayment of long-term debt	$ 100,000